Financial Instruments - Contractual Maturity Dates of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Carrying amount at
Bank loans	€ 5,052,680	€ 3,948,154
Other financial liabilities	45,640	57,096
Bonds and other marketable securities	949,205	926,941
Finance lease payables	9,360	9,945
Payable to suppliers	423,096	461,073
Other current liabilities	14,878	7,431
Total carrying amount	6,494,859	5,410,640
Contractual flows
Bank loans	6,138,673	4,669,325
Other financial liabilities	45,642	57,096
Bonds and other marketable securities	1,331,203	1,305,680
Finance lease payables	10,136	10,725
Payable to suppliers	423,096	461,073
Other current liabilities	14,878	7,431
Total contractual flows	7,963,628	6,511,330
6 months or less
Contractual flows
Bank loans	105,584	134,918
Other financial liabilities	19,393	23,082
Bonds and other marketable securities	107,203	107,975
Finance lease payables	2,192	2,195
Payable to suppliers	423,020	461,029
Other current liabilities	14,462	7,118
Total contractual flows	671,854	736,317
6 - 12 months
Contractual flows
Bank loans	106,492	119,476
Other financial liabilities	2,610	3,039
Bonds and other marketable securities	16,000	24,903
Finance lease payables	2,113	2,072
Payable to suppliers	76	44
Other current liabilities	416	313
Total contractual flows	127,707	149,847
Later than one year and not later than two years
Carrying amount at
Other financial liabilities	10,818	11,468
Contractual flows
Bank loans	322,421	192,059
Other financial liabilities	10,758	11,468
Bonds and other marketable securities	32,000	49,806
Finance lease payables	2,602	3,630
Total contractual flows	367,781	256,963
2-5 years
Contractual flows
Bank loans	3,115,887	4,183,259
Other financial liabilities	10,497	16,686
Bonds and other marketable securities	128,000	1,122,996
Finance lease payables	2,790	2,828
Total contractual flows	3,257,174	5,325,769
More than 5 years
Carrying amount at
Other financial liabilities	3,991	5,012
Contractual flows
Bank loans	2,488,289	39,613
Other financial liabilities	2,384	2,821
Bonds and other marketable securities	1,048,000
Finance lease payables	439
Total contractual flows	€ 3,539,112	€ 42,434